Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Financial Liabilities
Other financial liabilities as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Derivatives liabilities	￦	108,786	49,947
Financial guarantee liabilities		4,972	8,194
Others		7,117	8,482

	￦	120,875	66,623

Non-current
Derivatives liabilities	￦	2,236	7,627
Financial guarantee liabilities		8,944	9,941
Others		61,740	73,500

	￦	72,920	91,068

Other payables [member]
Statement [LineItems]
Summary of Financial Liabilities
Other payables as of December 31, 2024 and 2025 are as follows:

(in millions of Won)	2024		2025
Current
Accounts payable	￦	1,652,957	1,646,460
Accrued expenses		1,275,068	1,242,403
Dividend payable		4,182	4,598
Lease liabilities		161,601	180,424
Deposits withheld		370,063	332,620

	￦	3,463,871	3,406,505

Non-current
Accounts payable	￦	6,096	4,072
Accrued expenses		11,979	18,459
Lease liabilities		744,500	1,160,230
Long-term deposits withheld		46,437	54,597

	￦	809,012	1,237,358